Segment Information - Schedule of Revenue and Operating Results by Segments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2015 CNY (¥)
Segment Reporting Information [Line Items]
Revenue	¥ 1,328,367	$ 201,610	¥ 1,040,329	¥ 745,850
Cost of revenue	(860,330)	(130,575)	(736,205)	(655,597)
Gross profit	468,037	$ 71,035	304,124	90,253
International Schools
Segment Reporting Information [Line Items]
Revenue	505,595		423,122	305,904
Cost of revenue	(360,044)		(312,527)	(289,669)
Gross profit	145,551		110,595	16,235
Bilingual Schools
Segment Reporting Information [Line Items]
Revenue	413,404		328,678	245,359
Cost of revenue	(262,283)		(228,889)	(213,877)
Gross profit	151,121		99,789	31,482
Kindergartens
Segment Reporting Information [Line Items]
Revenue	312,008		252,013	191,318
Cost of revenue	(178,758)		(168,157)	(150,759)
Gross profit	133,250		83,856	40,559
Complementary Education Service
Segment Reporting Information [Line Items]
Revenue	97,360		36,516	3,269
Cost of revenue	(59,245)		(26,632)	(1,292)
Gross profit	¥ 38,115		¥ 9,884	¥ 1,977